Share Based Payment Arrangements - Summary of Changes in Outstanding Stock Options (Details) - Stock Options shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, beginning of year | shares	2,061	2,982
Number of options, Exercised | shares	(755)	(913)
Number of options, Forfeited | shares	(4)	(8)
Number of options, end of year | shares	1,302	2,061
Number of options, Options exercisable, end of year | shares	1,273	1,705
Weighted average exercise price, beginning of year | $ / shares	$ 25.7	$ 24.65
Weighted average exercise price, Exercised | $ / shares	21.84	22.3
Weighted average exercise price, Forfeited | $ / shares	40.41	23.7
Weighted average exercise price, end of year | $ / shares	27.89	25.7
Weighted average exercise price, Options exercisable, end of year | $ / shares	$ 27.6	$ 24.27